Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025
Disaggregation of Revenue [Line Items]
Accrued rebates	$ 42		$ 45	$ 51
Accrued rebates, noncurrent			2	38
Deferred revenue	19		19	15
Deferred income, current	14		15	11
Deferred income, noncurrent	5		4	3
Revenue recognized that was previously included in deferred revenue	7	$ 4	10	13
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-04-25
Disaggregation of Revenue [Line Items]
Estimated revenue expected to be recognized in future periods related to unsatisfied performance obligations			$ 39
Period over which remaining performance obligations are expected to be recognized as revenue			3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-08-01
Disaggregation of Revenue [Line Items]
Estimated revenue expected to be recognized in future periods related to unsatisfied performance obligations	$ 46
Period over which remaining performance obligations are expected to be recognized as revenue	3 years
Italy
Disaggregation of Revenue [Line Items]
Accrued rebates				15
Accrued rebates, noncurrent				38
Increase (decrease) in refund accruals	$ 0	$ (7)	$ (7)	20
Balance Sheet Location [Axis]: us-gaap:OtherLiabilitiesCurrent
Disaggregation of Revenue [Line Items]
Return reserves	$ 5		$ 6	$ 5